Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [Abstract]
Schedule of Provisions
	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
As of January 1	92,680	494,280	110,566
Add: Provision for warranty during the year	459,420	202,929	45,394
Less: Unclaimed warranty during the year	(57,820)	(255,856)	(57,233)
As of December 31	494,280	441,353	98,727